The Company and Basis of Presentation (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2020 BRL (R$) shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 23, 2020 BRL (R$)	Oct. 18, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2020 BRL (R$) item	Dec. 31, 2019 BRL (R$)
The Company and Basis of Presentation
Number of Reportable Segments | item						2
Capital contribution						R$ 2,426,000
Issuance of common shares at initial public offering						1,836,317,000
Share issuance costs, net of taxes						R$ 141,173,000
Class A common shares
The Company and Basis of Presentation
Share issue price per share | $ / shares		$ 19.00
Issuance of common shares at initial public offering	R$ 1,836,317,000	$ 333,522
Number of shares issued | shares	18,575,492	18,575,492
Share issuance costs, net of taxes	R$ 141,173,000
Cogna Group
The Company and Basis of Presentation
Capital contribution			R$ 2,426
Cogna Group | Somos Group
The Company and Basis of Presentation
Business Combination, Purchase Price, Amount				R$ 6,300,000,000
Business Combination, Cash transferred				5,700,000,000
Business Combination, Consideration paid as deposit in restricted escrow account				600,000,000
Business Combination, purchase price amount allocated to K-12 Business				R$ 3,300,000,000
Cogna Group | Somos Group | Somos Sistemas de Ensino S.A.
The Company and Basis of Presentation
Proportion of ownership interest in subsidiary			100.00%